COLLATERALIZED TRANSACTIONS (Details) $ in Thousands, $ in Thousands	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 HKD ($)
COLLATERALIZED TRANSACTIONS
Securities purchased under agreements to resell transactions	$ 32,000	$ 4,102	$ 106,203
Collateral received from margin clients	12,326,953		20,953,603
Collateral received from brokers	48,349		144,156
Collateral repledged to commercial banks and other financial institutions	109,296,132		119,745,500
Securities borrowed and lent	12,786,899		8,436,638
Cash collateral deposited with lenders	1,889,795		3,120,123
Cash collateral received from borrowers	14,874,210		9,737,786
Margin loans
COLLATERALIZED TRANSACTIONS
Margin loan extended to margin clients (net)	$ 24,653,884		$ 29,084,958